Short-term Borrowings and Long-term Debt (Long-term Debt) (Details) (JPY ¥) In Millions, unless otherwise specified																														12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2011 Debt Denominated in Japanese Yen [Member]	Mar. 31, 2010 Debt Denominated in Japanese Yen [Member]	Mar. 31, 2011 Debt Denominated in Japanese Yen [Member] Coupon Bonds 0.36% to 2.06% Due 2011 - 2020 [Member]	Mar. 31, 2010 Debt Denominated in Japanese Yen [Member] Coupon Bonds 0.36% to 2.06% Due 2011 - 2020 [Member]	Mar. 31, 2011 Debt Denominated in Japanese Yen [Member] Floating Rate Bonds 0.54% to 1.13% Due 2011 - 2013 [Member]	Mar. 31, 2010 Debt Denominated in Japanese Yen [Member] Floating Rate Bonds 0.54% to 1.13% Due 2011 - 2013 [Member]	Mar. 31, 2011 Debt Denominated in Japanese Yen [Member] Secured Loans at 2.18% Due 2011 - 2029 [Member]	Mar. 31, 2010 Debt Denominated in Japanese Yen [Member] Secured Loans at 2.18% Due 2011 - 2029 [Member]	Mar. 31, 2011 Debt Denominated in Japanese Yen [Member] Secured Loans at 0.71% Due 2011 [Member]	Mar. 31, 2010 Debt Denominated in Japanese Yen [Member] Secured Loans at 0.71% Due 2011 [Member]	Mar. 31, 2011 Debt Denominated in Japanese Yen [Member] Unsecured Loans at 1.37% Due 2011 - 2031 [Member]	Mar. 31, 2010 Debt Denominated in Japanese Yen [Member] Unsecured Loans at 1.37% Due 2011 - 2031 [Member]	Mar. 31, 2011 Debt Denominated in Japanese Yen [Member] Unsecured Loans at 0.56% Due 2011 - 2020 [Member]	Mar. 31, 2010 Debt Denominated in Japanese Yen [Member] Unsecured Loans at 0.56% Due 2011 - 2020 [Member]	Mar. 31, 2011 Debt Denominated in Foreign Currencies [Member]	Mar. 31, 2010 Debt Denominated in Foreign Currencies [Member]	Mar. 31, 2011 Debt Denominated in Foreign Currencies [Member] Euro Notes 4.13% Due 2011 [Member]	Mar. 31, 2010 Debt Denominated in Foreign Currencies [Member] Euro Notes 4.13% Due 2011 [Member]	Mar. 31, 2011 Debt Denominated in Foreign Currencies [Member] U.S. Dollar Unsecured Loans at 2.52% due 2011 - 2019 [Member]	Mar. 31, 2010 Debt Denominated in Foreign Currencies [Member] U.S. Dollar Unsecured Loans at 2.52% due 2011 - 2019 [Member]	Mar. 31, 2011 Debt Denominated in Foreign Currencies [Member] U.S. Dollar Unsecured Floating Rate Loans at 0.62% due 2011 - 2022 [Member]	Mar. 31, 2010 Debt Denominated in Foreign Currencies [Member] U.S. Dollar Unsecured Floating Rate Loans at 0.62% due 2011 - 2022 [Member]	Mar. 31, 2011 Debt Denominated in Foreign Currencies [Member] Euro Unsecured Loans at 17.37% due 2011 - 2017 [Member]	Mar. 31, 2011 Debt Denominated in Foreign Currencies [Member] Other Loans Due 2011 - 2028 [Member]	Mar. 31, 2010 Debt Denominated in Foreign Currencies [Member] Other Loans Due 2011 - 2028 [Member]	Mar. 31, 2011 Debt Denominated in Foreign Currencies [Member] Swiss Franc Bonds 1.88% to 2.25% Due 2012 - 2013 [Member]	Mar. 31, 2010 Debt Denominated in Foreign Currencies [Member] Swiss Franc Bonds 1.88% to 2.25% Due 2012 - 2013 [Member]	Mar. 31, 2011 Euro Notes 4.13% Due 2011 [Member]	Mar. 31, 2011 U.S. Dollar Unsecured Loans at 2.52% due 2011 - 2019 [Member]	Mar. 31, 2011 U.S. Dollar Unsecured Floating Rate Loans at 0.62% due 2011 - 2022 [Member]	Mar. 31, 2011 Euro Unsecured Loans at 17.37% due 2011 - 2017 [Member]	Mar. 31, 2011 Other Loans Due 2011 - 2028 [Member]	Mar. 31, 2011 Coupon Bonds 0.36% to 2.06% Due 2011 - 2020 [Member]	Mar. 31, 2011 Floating Rate Bonds 0.54% to 1.13% Due 2011 - 2013 [Member]	Mar. 31, 2011 Swiss Franc Bonds 1.88% to 2.25% Due 2012 - 2013 [Member]	Mar. 31, 2011 Secured Loans at 2.18% Due 2011 - 2029 [Member]	Mar. 31, 2011 Secured Loans at 0.71% Due 2011 [Member]	Mar. 31, 2011 Unsecured Loans at 1.37% Due 2011 - 2031 [Member]	Mar. 31, 2011 Unsecured Loans at 0.56% Due 2011 - 2020 [Member]	Mar. 31, 2011 Bonds And Notes Issued By NTT [Member]
Long-term debt, gross	¥ 4,193,069	¥ 4,158,456	¥ 3,972,841	¥ 4,000,188	¥ 2,128,633	¥ 2,318,151	¥ 167,192	¥ 239,128	¥ 49,086	¥ 51,082	¥ 24,226	¥ 30,698	¥ 1,527,729	¥ 1,290,482	¥ 75,975	¥ 70,647	¥ 220,228	¥ 158,268	¥ 59,535	¥ 63,210	¥ 15,945	¥ 6,216	¥ 46,596	¥ 14,596	¥ 16,829	¥ 8,146	¥ 3,693	¥ 73,177	¥ 70,553													¥ 1,402,445
Less - Deferred bond discounts	(395)	(464)
Long-term debt	4,192,674	4,157,992
Less - Current maturities	(698,476)	(781,323)
Total long-term debt	¥ 3,494,198	¥ 3,376,669
Debt instrument, interest rate, stated percentage																														4.13%
Debt instrument, interest rate, stated percentage rate range, minimum																																			0.36	0.54	1.88
Debt instrument, interest rate, stated percentage rate range, maximum																																			2.06	1.13	2.25
Long-term debt, weighted average interest rate																															2.52%	0.62%	17.37%					2.18%	0.71%	1.37%	0.56%
Debt instrument, maturity date, description																														2011						2011
Debt instrument, maturity date range, start																															2011	2011	2011	2011	2011		2012	2011		2011	2011
Debt instrument, maturity date range, end																															2019	2022	2017	2028	2020	2013	2013	2029	2011	2031	2020